Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Summary Of Stock-Based Awards

	Shares	Weighted average exercise price	Weighted average remaining term	Aggregate fair value
Options
Outstanding as of December 31, 2009	1,264,631	7.13	8.02	3,282
Vested at December 31, 2009	286,422	—	—	—
Exercisable at December 31, 2009	286,422
Exercised	(130,577)	—	—	(158)
Granted	954,842	5.15	—	2,422
Outstanding as of December 31, 2010	2,088,896	6.47	7.98	5,546
Vested at December 31, 2010	421,544	—	—	—
Exercisable at December 31, 2010	316,279	—	—	—
Exercised	(130,578)	—	—	(158)
Granted	1,344,353	3.81	—	1,929
Outstanding as of December 31, 2011	3,302,671	5.52	7.81	7,317
Vested at December 31, 2011	643,824	—	—	—
Exercisable at December 31, 2011	522,934	—	—	—
Exercised	(29,251)	—	—	(36)
Granted	1,344,357	3.44	—	700
Outstanding as of December 31, 2012	4,617,777	4.93	7.07	7,981
Vested at December 31, 2012	901,520	—	—	—
Exercisable at December 31, 2012	841,644	—	—	—

Restricted stock and restricted stock units
Non Vested as of December 31, 2009	524,137	—	2.30	2,721
Granted	567,810	—	—	2,924
Vested	(276,879)	—	—	(1,283)
Forfeited or expired	(12,652)	—	—	(61)
Non Vested as of December 31, 2010	802,416	—	2.61	4,301
Granted	813,273	—	—	3,098
Vested	(318,644)	—	—	(1,692)
Forfeited or expired	(9,869)	—	—	(54)
Non Vested as of December 31, 2011	1,287,176	—	2.49	5,653
Granted	832,028	—	—	2,862
Vested	(553,846)	—	—	(2,565)
Forfeited or expired	(9,166)	—	—	(42)
Non Vested as of December 31, 2012	1,556,192	—	1.81	5,908